Depreciation Amortization and Impairment by Per Function	12 Months Ended
Dec. 31, 2024
Depreciation and amortisation expense [abstract]
Depreciation Amortization and Impairment by Per Function

6. Depreciation, amortization and impairment by function

	2024
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(31,819)	(6,868)	—	(38,687)
Research and development expenses	(1,390)	(437)	(185)	(2,012)
Selling, general and administrative expenses	(819)	(4,542)	(3,906)	(9,267)
Total depreciation/amortization/impairment by function(1)	(34,028)	(11,847)	(4,091)	(49,966)

(1)
The impairment related to discontinued construction and of certain production facilities and closure of production facility is included in Other operating income and (expenses), net in the consolidated statement of operations. Refer to Note 15 Property, plant and equipment and Note 16 Leases for further details.

	2023
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(30,868)	(7,970)	—	(38,838)
Research and development expenses	(1,060)	(323)	(124)	(1,507)
Selling, general and administrative expenses	(1,100)	(5,208)	(5,221)	(11,529)
Total depreciation/amortization/impairment by function(1)	(33,028)	(13,501)	(5,345)	(51,874)

(1)
The impairment related to discontinued construction of certain production facilities is included in Other operating income and (expenses), net in the consolidated statement of operations. Refer to Note 15 Property, plant and equipment and Note 16 Leases for further details.

	2022
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(31,372)	(8,427)	—	(39,799)
Research and development expenses	(490)	(186)	(89)	(765)
Selling, general and administrative expenses	(572)	(4,476)	(2,988)	(8,036)
Total depreciation/amortization/impairment by function(1)	(32,434)	(13,089)	(3,077)	(48,600)

(1)
The impairment related to the assets held for sale is included in Other operating income and (expenses), net in the consolidated statement of operations. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.